INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of consolidated income (loss) from continuing operations before income taxes

	Year ended December 31,
	2020	2019
U.S. operations	$23,776	$(12,989)
Foreign operations	4,099	10,919
Income (loss) before benefit for income taxes	$27,875	$(2,070)

Schedule of benefit for income taxes

	Year ended December 31,
	2020	2019
Current tax provision:
Federal	$—	$—
State	(188)	(10)
Foreign	(1,482)	(665)
Total current provision	(1,670)	(675)
Deferred tax benefit:
Federal	10,233	149
State	1,949	27
Foreign	66	641
Total deferred benefit	12,248	817
Total income tax benefit	$10,578	$142

Schedule of reconciliation of statutory federal income tax rate to effective rate

	Year ended December 31,
	2020	2019
Federal statutory rate	21.0%	21.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income taxes	7.7	(7.7)
Change in valuation allowance	(71.1)	(53.3)
Current year tax credits	(2.3)	34.1
Difference between foreign and federal tax rate	2.0	23.4
Permanent items	2.8	43.3
Reserve for uncertain tax positions	1.3	(57.9)
Other	0.7	4.0
Effective tax rate	(37.9)%	6.9%

Schedule of deferred income tax assets and liabilities

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss and other carry forwards	$15,531	$25,756
Accrued liabilities	4,201	3,359
Reserves and other	3,587	3,124
263A uniform capitalization costs	1,067	1,106
Other deferred tax assets	2,122	2,064
Total deferred tax assets	26,508	35,409
Valuation allowance	(1,729)	(21,562)
Net deferred tax assets	24,779	13,847
Deferred tax liabilities:
Intangibles	(3,626)	(4,580)
Depreciation	(3,667)	(4,217)
Goodwill	(6,182)	(5,171)
Other	(489)	(1,312)
Total deferred tax liabilities	(13,964)	(15,280)
Total deferred income taxes	$10,815	$(1,433)

Schedule of reconciliation of change in unrecognized income tax benefit

	Year ended December 31,
	2020	2019
Beginning unrecognized tax benefits	$1,754	$556
Current period unrecognized tax benefits	368	1,198
Ending unrecognized tax benefits	$2,122	$1,754